Inflation Managed Portfolio~

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Corporate Bonds (11.9%)	Shares/ Par +	Value $ (000’s)
Communications (0.3%)
Sprint Capital Corp. 6.875%, 11/15/28	985,000	1,060

Total		1,060

Consumer, Cyclical (0.4%)
Hyatt Hotels Corp. 5. 750%, 3/30/32	205,000	214
Lowe’s Companies, Inc. 4.250%, 3/15/31	1,455,000	1,446

Total		1,660

Consumer, Non-cyclical (2.0%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	791
Amgen, Inc. 5.250%, 3/2/33	830,000	860
CVS Health Corp.
5.125%, 2/21/30	1,050,000	1,076
5.250%, 2/21/33	630,000	645
HCA, Inc. 5.250%, 3/1/30	1,030,000	1,063
Mars, Inc. 5.200%, 3/1/35 144A	1,442,000	1,474
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,243
Royalty Pharma PLC 4.450%, 3/25/31	1,450,000	1,438

Total		8,590

Financial (6.2%)
American Express Co. 4.351%, (US SOFR plus 0.810%), 7/20/29 α	1,050,000	1,056
American International Group, Inc. 5.125%, 3/27/33	1,470,000	1,512
Athene Global Funding
4.860%, 8/27/26 144A	1,045,000	1,052
5.349%, 7/9/27 144A	791,000	806
Atlas Warehouse Lending Co. LP 6.250%, 1/15/30 144A	825,000	848
Capital One Financial Corp. 2.359%, (US SOFR plus 1.337%}, 7/29/32 α	985,000	850
Capitol One Financial Corp. 7.624%, (US SOFR plus 3.070%), 10/30/31 α	1,285,000	1,453
The Charles Schwab Corp.
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.168%), 6/1/26 µ,α	1,289,000	1,274
5.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.256%), 6/1/27 µ,α	850,000	846
Citigroup, Inc. 5.827%, (US SOFR plus 2.056%), 2/13/35 α	420,000	436
Fortitude Global Funding 4.625%, 10/6/28 144A	711,000	711
GA Global Funding Trust 4.400%, 9/23/27 144A	1,070,000	1,072

Corporate Bonds (11.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
Highwoods Realty LP 3.875%, 3/1/27	1,080,000	1,069
HPS Corporate Lending Fund 4.900%, 9/11/28 144A	460,000	458
JPMorgan Chase & Co.
4.505%, (US SOFR plus 0.860%), 10/22/28 α	433,000	437
4.995%, (US SOFR plus 1.125%), 7/22/30 α	1,040,000	1,067
5.299%, (US SOFR plus 1.450%), 7/24/29 α	465,000	479
6.087%, (US SOFR plus 1.570%), 10/23/29 α	970,000	1,024
Ladder Capital Finance LLLP I Ladder Capital Finance Corp. 4.250%, 2/1/27 144A	1,245,000	1,234
M&T Bank Corp. 5.125%, (US SOFR 3 Month plus 3.782%), 12/29/49 α	46,000	46
Morgan stanley 4.994%, (US SOFR plus 1.380%), 4/12/29 α	540,000	551
Nationwide Building Society 4.351%, 9/30/30 144A	1,110,000	1,106
North Haven Private Income Fund LLC 5.125%, 9/25/28 144A	760,000	756
Realty Income Corp. 3.950%, 2/1/29	620,000	617
Royal Bank of Canada 4.696%, (US SOFR plus 1.060%), 8/6/31 α	426,000	432
Truist Financial Corp. 6.123%, (US SOFR plus 2.300%), 10/28/33 α	1,477,000	1,591
US Bank NA 4.507%, (US SOFR plus 0.690%), 10/22/27 α	1,060,000	1,063
Wells Fargo & Co.
3.900%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.453%), 3/15/26 µ,α	1,275,000	1,263
4.970%, (US SOFR plus 1.370%), 4/23/29 α	815,000	830
5.605%, (US SOFR plus 1.740%), 4/23/36 α	120,000	126
6.303%, (US SOFR plus 1.790%), 10/23/29 α	170,000	180

Total		26,245

Technology (1.1%)
Apple, Inc. 4.200%, 5/12/30	1,039,000	1,050
Dell International LLC I EMC Corp. 4.150%, 2/15/29	680,000	678
Intel Corp. 2.450%, 11/15/29	830,000	771
Oracle Corp. 4.450%, 9/26/30	1,071,000	1,070
Synopsys, Inc.
4.650%, 4/1/28	620,000	627
4.850%, 4/1/30	620,000	632

Total		4,828

Inflation Managed Portfolio~

Corporate Bonds (11.9%)	Shares/ Par +	Value $ (000’s)
Utilities (1.9%)
Black Hills Corp. 4.550%, 1/31/31	1,645,000	1,645
Consumers Energy Co. 4.500%, 1/15/31	1,457,000	1,472
Evergy Kansas Central, Inc. 4.700%, 3/13/28	1,040,000	1,053
Jersey Central Power & Light Co. 4.400%, 1/15/31 144A	1,159,000	1,155
Oncor Electric Delivery Co. LLC 4.300%, 5/15/28	1,620,000	1,630
Wisconsin Electric Power Co. 4.150%, 10/15/30	874,000	870

Total		7,825

Total Corporate Bonds (Cost: $49,746)		50,208

Governments (62.1%)
Governments (62.1%)
Canadian Government Bond
1.500%, 6/1/31 CAD ∞	3,850,000	2,574
2.750%, 3/1/30 CAD ∞	5,950,000	4,277
2.750%, 9/1/30 CAD ∞	4,700,000	3,377
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	618,000	627
New Zealand Government Bond
1.500%, 5/15/31 NZD ∞	8,100,000	4,199
2.000%, 5/15/32 NZD ∞	8,100,000	4,207
United Kingdom Gilt 4.375%, 3/7/30 GBP §,∞	9,150,000	12,421
US Treasury Inflation Index Bond
0.125%, 1/15/30 ß	19,611,691	18,722
0.125%,7/15/30	12,410,212	11,799
0.125%, 1/15/31	12,409,200	11,651
0.125%, 7/15/31	19,067,055	17,804
0.125%, 1/15/32 ß	10,453,010	9,624
0.125%, 2/15/51	8,809,325	4,881
0.250%, 2/15/50	6,872,891	4,061
0.250%, 7/15/29	3,788,580	3,675
0.625%, 7/15/32	9,227,940	8,733
0.625%, 2/15/43	8,191,325	6,217
0.750%, 2/15/42	7,698,342	6,101
0.750%, 2/15/45	17,997,885	13,411
0.875%, 2/15/47	5,954,990	4,394
0.875%, 1/15/29	9,658,866	9,585
1.000%, 2/15/46	5,248,782	4,045
1.000%, 2/15/48	3,667,888	2,746
1.000%, 2/15/49	3,657,347	2,697
1.1 25%’ 1/15/33	1,973,699	1,913
1.250%, 4/15/28	8,346,363	8,378
1.375%, 7/15/33	25,633,483	25,237
1.375%, 2/15/44	10,783,469	9,216
1.500%, 2/15/53	2,825,472	2,260
1.625%, 10/15/29	769,965	785
1.750%, 1/15/34	4,098,432	4,118
1.875%, 7/15/34	18,067,199	18,329
1.875%, 7/15/35	4,688,103	4,726
2.125%, 1/15/35	921,231	948
2.125%, 2/15/41	3,718,702	3,714
2.375%, 10/15/28	263,663	275
2.500%, 1/15/29	2,384,743	2,492
3.625%, 4/15/28	2,995,845	3,187

Governments (62.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.875%, 4/15/29	3,929,980	4,296

Total		261,702

Total Governments (Cost: $288,680)		261,702

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	657
University of California 1.316%, 5/15/27 RB	1,105,000	1,064

Total Municipal Bonds (Cost: $1,799)		1,721

Structured Products (20.2%)
Asset Backed Securities (2.9%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	1,100,000	1,072
Blackbird Capital Aircraft, Series 2021-1 A, Class A 2.443%, 7/15/46 144A	647,394	612
Cedar Funding, Ltd., Series 2017-8A, Class ARR 5.542%, (US SOFR 3 Month plus 1.220%), 1/17/38 144A	1,750,000	1,754
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,858
Elmwood CLO 39, Ltd., Series 2025-2A, Class A1 5.424%, (US SOFR 3 Month plus 1.140%), 4/17/38 144A	2,200,000	2,200
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	995
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	469,715	391
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	215,466	214
Palmer Square CLO, Ltd., Series 2024-4A, Class A2 5.818%, (US SOFR 3 Month plus 1.500%), 1/15/38 144A	625,000	630
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 6.591%, (AFC), 5/25/44 144A	339,845	345
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	380,471	377
Subway Funding LLC, Series 2024-1A, Class A2II 6.268%, 7/30/54 144A	549,845	564
Switch ABS Issuer LLC, Series 2024-2A, Class A2 5.436%, 6/25/54 144A	625,000	628
Towd Point Mortgage Trust, Series 2024- CES3, Class A1 6.290%, (AFC), 5/25/64 144A	475,526	481

Total		12,121

Inflation Managed Portfolio~

Structured Products (20.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (17.3%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	329,762	303
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	73,276	72
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	194,694	177
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	149,764	136
BANK5 Trust, Series 2024-5YR6, Class A3 6.225%, 5/15/57	818,000	864
BANK5 Trust, Series 2024-5YR7, Class A3 5.769%, 6/15/57	1,520,000	1,586
BBCMS Mortgage Trust, Series 2024-5C27, Class A3 6.014%, 7/15/57	400,000	421
Benchmark Mortgage Trust, Series 2024-V8, Class A3 6.189%, (AFC), 7/15/57	1,412,000	1,492
BFLD Trust, Series 2025-FPM, Class A 5.011%, 10/10/30 144A	1,737,000	1,750
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1B 4.350%, (AFC), 1/25/60 144A ∑	1,102,223	1,085
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4 6.000%, (AFC), 10/25/55 144A	976,396	989
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A 6.000%, (AFC), 2/25/55 144A	388,661	393
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4 6.000%, (AFC), 6/25/55 144A	1,696,714	1,715
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4 5.500%, (AFC), 9/25/55 144A	1,036,381	1,041
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 9/25/55 144A	400,800	402
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A 5.500%, (AFC), 7/25/65 144A	1,500,000	1,511
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A 5.500%, (AFC), 6/25/56 144A	2,072,968	2,086
Citigroup Mortgage Loan Trust, Series 2024- CMI1, Class A11 5.500%, (AFC), 6/25/54 144A	1,537,268	1,543
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	38,656	36
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	239,725	216
Cross Mortgage Trust, Series 2025-H5, Class A2 6.762%, (AFC), 7/25/70 144A ∑	1,618,368	1,631

Structured Products (20.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp.
4.000%, 11/1/52	3,703,845	3,520
4.500%, 10/1/52	1,217,751	1,187
5.000%, 6/1/53	2,437,089	2,422
5.500%, 10/1/54	3,309,626	3,346
6.000%, 11/1/53	3,515,856	3,614
GCAT Trust, Series 2024-INV3, Class A6 5.500%, (AFC), 9/25/54 144A	663,713	669
Government National Mortgage Association
4.000%, 10/20/52	4,081,987	3,873
4.000%, 4/20/54	4,428,202	4,165
5.000%, 8/20/53	5,558,850	5,542
5.500%, 11/20/52	1,828,090	1,847
5.500%, 12/20/52	1,324,575	1,343
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,849
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.597%, (AFC), 10/25/29 144A	90,702	89
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	499,811	456
JP Morgan Mortgage Trust, Series 2023-7, Class A4A 5.500%, (AFC), 2/25/54 144A	1,304,051	1,305
JP Morgan Mortgage Trust, Series 2024-10, Class A4 5.500%, (AFC), 3/25/55 144A	950,850	954
JP Morgan Mortgage Trust, Series 2024-10, Class A6 5.500%, (AFC), 3/25/55 144A	691,211	693
JP Morgan Mortgage Trust, Series 2024-11, Class A4 6.000%, (AFC), 4/25/55 144A	1,521,366	1,542
JP Morgan Mortgage Trust, Series 2024-11, Class A6 6.000%, (AFC), 4/25/55 144A	605,956	611
JP Morgan Mortgage Trust, Series 2024-5, Class A6 6.000%, (AFC), 11/25/54 144A	646,670	651
JP Morgan Mortgage Trust, Series 2024-6, Class A6 6.000%, (AFC), 12/25/54 144A	424,048	426
JP Morgan Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 2/25/55 144A	692,478	693
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4 6.000%, (AFC), 4/25/55 144A	866,637	879
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D 6.324%, (AFC), 2/25/56 144A ∑	148,321	1,149
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1 6.000%, 3/25/55 144A	830,303	841
PMT Loan Trust, Series 2025-J2, Class A9 5.500%, (AFC), 8/25/56 144A	2,370,223	2,385
Provident Funding Mortgage Trust, Series 2024-1, Class A3 5.500%, (AFC), 12/25/54 144A	1,502,459	1,510

Inflation Managed Portfolio~

Structured Products (20.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
RATE Mortgage Trust, Series 2024-J3, Class A8 5.500%, (AFC), 10/25/54 144A	356,597	357
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	884,945	802
Sequoia Mortgage Trust, Series 2024-10, Class A11 5.500%, (AFC), 11/25/54 144A	632,061	633
Sequoia Mortgage Trust, Series 2024-10, Class A5 5.500%, (AFC), 11/25/54 144A	553,056	555
Sequoia Mortgage Trust, Series 2024-6, Class A11 6.000%, (AFC), 7/27/54 144A	340,698	343
Sequoia Mortgage Trust, Series 2024-9, Class A5 5.500%, (AFC), 10/25/54 144A	777,592	781
Sequoia Mortgage Trust, Series 2025-8, Class A4 5.500%, (AFC), 9/25/55 144A	1,236,941	1,245
Starwood Residential Mortgage Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	445,253	418
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	434,669	393
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	167,041	162

Total		72,699

Total Structured Products (Cost: $84,726)		84,820

Short-Term Investments (4.5%)
Commercial Paper (3.5%)
HQLA Funding LLC 0.000%, 10/1/25 144A	7,400,000	7,399
Mainbeach Funding DAC 0.000%, 10/1/25 144A	7,400,000	7,399

Total		14,798

Governments (1.0%)
United Kingdom Inflation-Linked Gilt 0.125%, 3/22/26 GBP§,∞	3,145,440	4,180

Total		4,180

Total Short-Term Investments (Cost: $19,012)		18,978

Total Investments (99.1%) (Cost: $443,963)@		417,429

Other Assets, Less Liabilities (0.9%)		3,861

Net Assets (100.0%)		421,290

Inflation Managed Portfolio~

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	2.503%	8/26	7,000	USD	$–	$101	$101	$(2)
CPURNSA	2.073%	8/27	3,500	USD	–	547	547	(1)
CPURNSA	2.145%	11/27	5,000	USD	(1)	726	725	(1)
CPURNSA	2.415%	2/28	2,500	USD	–	59	59	–	π
CPURNSA	2.565%	4/28	1,500	USD	–	21	21	–	π
CPURNSA	2.370%	2/29	13,400	USD	–	249	249	2
CPURNSA	2.386%	8/29	12,000	USD	1	155	156	3
CPURNSA	1.800%	10/29	3,700	USD	–	666	666	1
CPURNSA	2.523%	11/29	2,200	USD	–	20	20	–	π
CPURNSA	1.884%	11/29	2,000	USD	–	344	344	1
CPURNSA	2.464%	12/29	3,000	USD	1	33	34	1
CPURNSA	2.438%	2/30	9,500	USD	–	216	216	2
CPURNSA	2.563%	2/30	8,200	USD	1	48	49	1
CPURNSA	1.291%	5/30	2,000	USD	–	464	464	–	π
CPURNSA	1.629%	6/30	2,000	USD	–	424	424	–	π
CPURNSA	2.663%	8/30	1,200	USD	–	4	4	–	π
CPURNSA	2.498%	9/31	7,000	USD	–	605	605	1
CPURNSA	2.420%	5/32	4,500	USD	1	39	40	(1)
CPURNSA	2.619%	3/33	5,500	USD	–	39	39	–	π
CPURNSA	2.495%	5/33	3,500	USD	–	46	46	–	π
CPURNSA	2.650%	8/33	8,500	USD	1	(16)	(15)	3
CPURNSA	2.485%	2/34	3,400	USD	1	35	36	1
CPURSNA	2.663%	8/30	8,300	USD	1	3	4	1
CPURSNA	2.599%	9/35	3,800	USD	1	(15)	(14)	2

					$7	$4,813	$4,820	$14

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$19	$–	$19	$(5)	$–	$(5)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CAD	718	518	12/17/25	$—	$—	π	$	—π
Buy	Goldman Sachs International	CAD	589	425	12/17/25	—	(2)			(2)
Buy	Morgan Stanley Capital Services LLC	CAD	5,075	3,660	12/17/25	3	(3)			—π
Sell	Bank of America NA	CAD	2,568	1,852	12/17/25	22	—			22
Sell	Morgan Stanley Capital Services LLC	CAD	17,789	12,828	12/17/25	92	—			92
Sell	Goldman Sachs International	GBP	782	1,051	12/17/25	1	—			1
Sell	Morgan Stanley Capital Services LLC	GBP	11,344	15,258	12/17/25	119	—			119
Sell	Bank of America NA	NZD	14,233	8,276	12/17/25	130	—			130
						$367	$(5)			$362

Inflation Managed Portfolio~

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	$448	$448
CPURNSA	Bank of America NA	2.218%	4/27	2,000	261	261
CPURNSA	Bank of America NA	2.235%	4/27	2,000	258	258
CPURNSA	Bank of America NA	2.235%	5/27	5,000	647	647
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(199)	(199)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(76)	(76)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,524	1,524
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	1,208	1,208
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	1,132	1,132
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	398	398
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	385	385
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	513	513
					$6,499	$6,499

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$367	$6,774	$7,141	$(5)	$—	$(275)	$(280)

~	Prior to September 15, 2025, the Portfolio was known as the inflation Protection Portfolio.
+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $76,938 representing 18.3% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation Sunder the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2025, the aggregate value of these securities was $16,601 (in thousands), representing 3.9% of net assets.

b	Part or all of the security hills been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,970 and the net unrealized depreciation of investments based on that cost was $14,860 which is comprised of $15,506 aggregate gross unrealized appreciation and $30,366 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Inflation Managed Portfolio~

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$50,208	$—
Governments	—	261,702	—
Municipal Bonds	—	1,721	—
Structured Products	—	84,820	—
Short-Term Investments	—	18,978	—
Other Financial lnstruments^
Forward Foreign Currency Contracts	—	367	—
Total Return Swaps	—	11,623	—
Total Assets:	$—	$429,419	$—
Liabilities:
Other Financial lnstruments^
Forward Foreign Currency Contracts	—	(5)	—
Total Return Swaps	—	(304)	—
Total Liabilities:	$—	$(309)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand